Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of cash and cash equivalents

	Consolidated
	December 2022	June 2022
	$	$
Cash at bank and on hand	4,390,523	7,361,112